Income Taxes - Reconciliation of Estimated Income Tax to Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Major components of tax expense (income) [abstract]
Profit before income taxes	$ 101,867	$ 55,293	$ 81,060
Income tax expense at tax rates applicable to individual entities	32,702	21,765	28,067
Effect of:
Items not deductible for tax	221	455	771
Exempt income	(11,250)	(7,706)	(6,845)
Non tax deductible goodwill impairment		4,335
(Gain)/Loss in respect of which deferred tax (liability)/asset not recognized due to uncertainty and ineligibility to carry forward	324	(105)	259
Recognition of unutilized tax benefits / Unrecognized losses utilized		(1,220)	(294)
Temporary difference that will reverse during tax holiday period	22	1,580	30
Change in tax rate and law	(5,685)	78	(152)
Provision for uncertain tax position		(1,499)	2
State taxes	317	14	12
Due to acquisitions and merger	(1,686)
One time tax on undistributed earnings	266
Others, net	200	(167)	(670)
Provision for income taxes	$ 15,431	$ 17,530	$ 21,180